                                                           OMB APPROVAL
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2006

               (Please read instructions before preparing form.)

If amended report check here: [ ]

                              Kurt F. Somerville
--------------------------------------------------------------------------------
                   Name of Institutional Investment Manager

Hemenway & Barnes     60 State Street       Boston,        MA          02109
--------------------------------------------------------------------------------
Business Address          (Street)          (City)       (State)       (Zip)

                                (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2006.

                                                  Kurt F. Somerville
                                                  -----------------------------
                                                  (Name of Institutional
                                                  Investment Manager)


                                                  -----------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                       13F File No.: Name:                        13F File No.:
-----                       ------------- -----                        -------------
1. Brian C. Broderick (12)* 28-11136      6. Lawrence T. Perera        28-06167
2. Michael B. Elefante      28-06281      7. Michael J. Puzo           28-06165
3. Timothy F. Fidgeon       28-06169      8. _________________________ ________
4. Roy A. Hammer            28-5798       9. _________________________ ________
5. Stephen W. Kidder (35)*  28-11134      10._________________________ ________

* Refers to manager number on attached detail in Item 7.

AS OF: MARCH 31, 2006        FORM 13F    SEC FILE # KURT F. SOMERVILLE/28-10379


                                                                ITEM 6:                 ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES  NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
AFLAC INC      COMMON STOCK   001055102      245959      5450         xx                   4650
                                                                      xx     12             200
                                                                      xx     35             600

ABBOTT LABS    COMMON STOCK   002824100     1981183     46649         xx                  42667
                                                                      xx     12             632
                                                                      xx     35            3350

ALBERTO        COMMON STOCK   013068101      388118      8775         xx                   7275
CULVER CO                                                             xx     12             500
                                                                      xx     35            1000

ALCOA INC.     COMMON STOCK   013817101      244480      8000         xx                   8000

AMAZON NOTE    CONV.          023135AF3     2397150   2520000         xx                2140000
CONV SUB DEB   CORPORATE                                              xx     12           60000
               BONDS                                                  xx     35          320000

AMERICAN       COMMON STOCK   026874107      380018      5750         xx                   5750
INTERNATIONAL
GROUP INC.

AMGEN INC.     COMMON STOCK   031162100     3174737     43639         xx                  35839
                                                                      xx     12             800
                                                                      xx     35            7000

ANALOG         COMMON STOCK   032654105     1912011     49935         xx                  43235
DEVICES, INC.                                                         xx     12            1500
                                                                      xx     35            5200

ANALOGIC CORP  COMMON STOCK   032657207      250236      3780         xx                   3550
                                                                      xx     12              30
                                                                      xx     35             200

APTARGROUP     COMMON STOCK   038336103     2226796     40304         xx                  33754
INC                                                                   xx     12             850
                                                                      xx     35            5700

AUTOMATIC      COMMON STOCK   053015103      948865     20772         xx                  14870
DATA                                                                  xx     12             500
PROCESSING                                                            xx     35            5402

AS OF: MARCH 31, 2006        FORM 13F    SEC FILE # KURT F. SOMERVILLE/28-10379


                                                                ITEM 6:                 ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           -----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)    (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES  NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------- ----
AVERY          COMMON STOCK   053611109      942113     16110         xx                  12610
DENNISON                                                              xx     12             400
CORP.                                                                 xx     35            3100

BP PLC ADR     COMMON STOCK   055622104     4981604     72260         xx                  61113
                                                                      xx     12            2080
                                                                      xx     35            9067

BANK OF        COMMON STOCK   060505104      740799     16267         xx                  12867
AMERICA CORP.                                                         xx     35            3400

BANK NEW       COMMON STOCK   064057102      219844      6100         xx                   6100
YORK CORP.

BEA SYSTEMS    CORPORATE      073325AD4     3637260   3674000         xx                3024000
INC.           BONDS                                                  xx     12          165000
                                                                      xx     35          485000

BERKSHIRE      CLASS A        084670108      903500        10         xx                     10
HATHAWAY
INC.

BERKSHIRE      CLASS B        084670207      397584       132         xx                    132
HATHAWAY
INC.

BIOMET INC     COMMON STOCK   090613100     1344610     37855         xx                  31855
                                                                      xx     12            1200
                                                                      xx     35            4800

BOEING         COMMON STOCK   097023105      288341      3700         xx                   2300
COMPANY                                                               xx     35            1400

BOTTOMLINE     COMMON STOCK   101388106      207323     15100         xx                  14700
TECHNOLOGIES                                                          xx     12             400
INC.

BRISTOL-MYERS  COMMON STOCK   110122108      349487     14201         xx                  14001
SQUIBB CO.                                                            xx     35             200

BURLINGTON     COMMON STOCK   12189T104      752053      9025         xx                   9025
NORTHERN
SANTA FE CORP

AS OF: MARCH 31, 2006        FORM 13F    SEC FILE # KURT F. SOMERVILLE/28-10379


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
BURLINGTON     COMMON STOCK   122014103     1045936     11380         xx                 11380
RESOURCES INC.

CANADIAN       COMMON STOCK   136375102     3768383     83224         xx                 69374
NATIONAL                                                              xx     12           1750
RAILWAY CO.                                                           xx     35          12100

CHEVRON CORP.  COMMON STOCK   166764100     2626505     45308         xx                 43640
                                                                      xx     35           1668

CISCO SYS INC. COMMON STOCK   17275R102     1017016     46932         xx                 39684
                                                                      xx     12            300
                                                                      xx     35           6948

COCA COLA CO.  COMMON STOCK   191216100      300124      7168         xx                  7168

DOW            COMMON STOCK   260543103      220742      5437         xx                  5437
CHEMICAL CO.

DOW JONES & CO COMMON STOCK   260561105      705710     17957         xx                 17957
INC

DOW JONES & CO CLASS B        260561204     3365652     85640         xx                 85640
INC            (RESTRICTED)

E I DU PONT DE COMMON STOCK   263534109      650456     15410         xx                 15010
NEMOURS & CO.                                                         xx     35            400

E M C CORP.    COMMON STOCK   268648102     1094053     80268         xx                 73018
                                                                      xx     12           1200
                                                                      xx     35           6050

EATON VANCE    COMMON STOCK   278265103      251896      9200         xx                  9200
CORP.

EMERSON        COMMON STOCK   291011104     2980573     35640         xx                 30265
ELECTRIC CO.                                                          xx     12           1275
                                                                      xx     35           4100

ENCANA CORP.   COMMON STOCK   292505104     4357946     93258         xx                 79898
                                                                      xx     12           3060
                                                                      xx     35          10300

AS OF: MARCH 31, 2006        FORM 13F    SEC FILE # KURT F. SOMERVILLE/28-10379


                                                                 ITEM 6:                ITEM 8:
                                                      ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
EXXON MOBIL     COMMON STOCK   30231G102     6394986    105077         xx                 94040
CORP.                                                                  xx     12           1875
                                                                       xx     35           9162

FUEL CELL       COMMON STOCK   35952H106      439014     38275         xx                 33475
ENERGY INC.                                                            xx     35           4800

GENERAL         COMMON STOCK   369604103     2052263     59007         xx                 55957
ELECTRIC CO.                                                           xx     35           3050

GILEAD          COMMON STOCK   375558103      248880      4000         xx                  4000
SCIENCES

HELMERICH &     COMMON STOCK   423452101      679000      9725         xx                  8825
PAYNE INC.                                                             xx     12            300
                                                                       xx     35            600

HONEYWELL       COMMON STOCK   438516106      211712      4950         xx                  4950
INTERNATIONAL
INC.

I M S HEALTH    COMMON STOCK   449934108      249969      9700         xx                  9700
INC.

ILLINOIS TOOL   COMMON STOCK   452308109      235960      2450         xx                   450
WORKS INC.                                                             xx     35           2000

INTEL           COMMON STOCK   458140100     3173848    163096         xx                139313
CORPORATION                                                            xx     12           1600
                                                                       xx     35          22183

INTL BUSINESS   COMMON STOCK   459200101     1585898     19230         xx                 19230
MACHINES

INTERNATIONAL   COMMON STOCK   460146103      276560      8000         xx                  8000
PAPER CO.

JEFFERSON-PILOT COMMON STOCK   475070108     2278660     40734         xx                 30528
CORP.                                                                  xx     12           1400
                                                                       xx     35           8806

JOHNSON &       COMMON STOCK   478160104     4246370     71705         xx                 61405
JOHNSON                                                                xx     12            800
                                                                       xx     35           9500

AS OF: MARCH 31, 2006        FORM 13F    SEC FILE # KURT F. SOMERVILLE/28-10379


                                                                 ITEM 6:                ITEM 8:
                                                      ITEM 5:  INVESTMENT           VOTING AUTHORITY
                                ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:         ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER  TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
--------------  -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
KOPIN           COMMON STOCK   500600101      100761     20112         xx                 17612
                                                                       xx     12           2500

ELI LILLY & CO. COMMON STOCK   532457108      528502      9557         xx                  9557

MEDTRONIC INC.  COMMON STOCK   585055106      212643      4190         xx                  3790
                                                                       xx     35            400

MERCK & CO.     COMMON STOCK   589331107     1949945     55349         xx                 48437
INC.                                                                   xx     35           6912

MICROSOFT       COMMON STOCK   594918104     1829736     67245         xx                 58427
CORP.                                                                  xx     35           8818

NOKIA CORP      COMMON STOCK   654902204     1028748     49650         xx                 42450
ADR A                                                                  xx     12            500
                                                                       xx     35           6700

ORACLE CORP.    COMMON STOCK   68389X105      686951     50179         xx                 41179
                                                                       xx     12           1200
                                                                       xx     35           7800

PEPSICO INC.    COMMON STOCK   713448108     1548945     26803         xx                 23003
                                                                       xx     35           3800

PFIZER INC.     COMMON STOCK   717081103     1142682     45854         xx                 38254
                                                                       xx     35           7600

PROCTER &       COMMON STOCK   742718109     2471693     42889         xx                 37289
GAMBLE CO.                                                             xx     35           5600

ROCKWELL        COMMON STOCK   773903109      284404      3955         xx                  3955
AUTOMATION
INC.

ROCKWELL        COMMON STOCK   774341101      222864      3955         xx                  3955
COLLINS INC.

ROYAL DUTCH     SPONSORED      780259206      217910      3500         xx                  2100
SHELL PLC       ADR REPSTG A                                           xx     35           1400
                SHS

SCHLUMBERGER    COMMON STOCK   806857108      366673      2897         xx                  2747
LTD                                                                    xx     12            150

AS OF: MARCH 31, 2006        FORM 13F    SEC FILE # KURT F. SOMERVILLE/28-10379


                                                                ITEM 6:                ITEM 8:
                                                     ITEM 5:  INVESTMENT           VOTING AUTHORITY
                               ITEM 3:    ITEM 4:   SHARES OR DISCRETION           ----------------
   ITEM 1:        ITEM 2:       CUSIP   FAIR MARKET PRINCIPAL -----------  ITEM 7: (A)   (B)   (C)
NAME OF ISSUER TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARES NONE
-------------- -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
J M SMUCKER CO COMMON STOCK   832696405     1604952     40427         xx                 34127
NEW                                                                   xx     12           1400
                                                                      xx     35           4900

SNAP ON INC    COMMON STOCK   833034101      405787     10645         xx                  7745
                                                                      xx     35           2900

SONOSITE INC.  COMMON STOCK   83568G104      405384      9975         xx                  8175
                                                                      xx     35           1800

STATE STREET   COMMON STOCK   857477103     1577465     26104         xx                 22404
CORP.                                                                 xx     12           1200
                                                                      xx     35           2500

SYMANTEC       COMMON STOCK   871503108      225522     13400         xx                 12000
CORP.                                                                 xx     12            300
                                                                      xx     35           1100

3 M COMPANY    COMMON STOCK   88579Y101     2621826     34639         xx                 28658
                                                                      xx     12            800
                                                                      xx     35           5181

U S BANCORP    COMMON STOCK   902973304      329400     10800         xx                 10800

UNION PACIFIC  COMMON STOCK   907818108      420075      4500         xx                  4500
CORP.

UNITED         COMMON STOCK   911163103      687405     19657         xx                 16957
NATURAL                                                               xx     12            700
FOODS, INC.                                                           xx     35           2000

VERISIGN INC.  COMMON STOCK   92343E102      321466     13400         xx                 11500
                                                                      xx     12            500
                                                                      xx     35           1400

WELLS FARGO &  COMMON STOCK   949746101      351285      5500         xx                  5500
CO. (NEW)

WYETH          COMMON STOCK   983024100      958901     19763         xx                 16447
                                                                      xx     35           3316

ZIMMER         COMMON STOCK   98956P102      264181      3908         xx                  3188
HOLDINGS INC.                                                         xx     12            100
                                                                      xx     35            620

INGERSOLL      COMMON STOCK   G4776G101      488943     11700         xx                 11700
RAND LTD. CL A

TOTAL:                                   96,627,232